Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, Tx 77046-1173

713 626 1919 www.invesco.com/us
February 25, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds)
CIK No. 0000105377
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class P, Class R, Class S, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Capital Development Fund, Invesco Charter Fund, Invesco Constellation Fund, Invesco Disciplined Equity Fund, Invesco Diversified Dividend Fund, Invesco Large Cap Basic Value Fund, Invesco Large Cap Growth Fund and Invesco Summit Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 103 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 103 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 24, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,
/s/ Peter Davidson

Peter Davidson
Counsel